Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 784,875,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	108,391.24
Total Offset Amount	0.00
Net Fee	$ 94,581.24
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A